Provisions	12 Months Ended
Jun. 30, 2022
Provisions

18. Provisions

	Consolidated Group
	2022 A$	2021 A$
Employee benefits
Current	473,006	384,914
Non Current	25,988	10,557
	498,994	395,471

The provision for employee benefits represents accrued annual leave and vested together with vested and unvested long service leave entitlements.